CHIEF EXECUTIVE OFFICER TRANSITION	12 Months Ended
Dec. 31, 2020
CHIEF EXECUTIVE OFFICER TRANSITION
CHIEF EXECUTIVE OFFICER TRANSITION

8.           CHIEF EXECUTIVE OFFICER TRANSITION

On January 7, 2020, Mr. Ulland formally announced his retirement as President and Chief Executive Officer of the Company, effective February 10, 2020. Mr. Ulland will continue to serve as Chairman of the Board. On January 7, 2020, the Company also announced that Glenn Sandgren has been appointed to the position of Chief Executive Officer effective February 10, 2020. Mr. Sandgren has also been appointed to the Board of Directors of the Company, also effective February 10, 2020. The Company incurred one-time costs of approximately $365,000 in 2020 related to the Chief Executive officer transition including severance payments, signing bonus, relocation expenses and executive search consulting expenses.